                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: 350 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Kenneth E. Leopold
Title:   General Counsel
Phone:   212-916-0600

Signature, Place, and Date of Signing:


Kenneth E. Leopold                     New York, New York   08/05/2008
------------------------------------   ------------------   --------------------
Signature                              City, State          Date


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total: $2,105,026

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                                                    FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS      SOLE   SHARED   NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- ------------- ------- ------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    14221  206737  SH        SOLE                 206737
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    47427  642028  SH        SOLE                 642028
ENI SPONSORED ADR              ADR              26874R108     1357   18285  SH        SOLE                  18285
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    47294 1069505  SH        SOLE                1069505
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      25384  551828  SH        SOLE                 551828
HEINEKEN NV ADR                ADR              2419176      24782  970322  SH        SOLE                 970322
NOVARTIS AG ADR                ADR              66987V109     9114  165595  SH        SOLE                 165595
SANOFI-AVENTIS ADR             ADR              80105N105    27299  821510  SH        SOLE                 821510
SK TELECOM - ADR               ADR              78440P108   171533 8258684  SH        SOLE                7654384  604300
UNILEVER (UL)                  ADR              904767704    11725  412708  SH        SOLE                 412708
UNILEVER (UN)                  ADR              904784709    48836 1719581  SH        SOLE                1719581
HONDA MOTOR CO LTD             COM              6435145      92544 2717500  SH        SOLE                2443500  274000
ACMAT CORP CLASS A             COM              004616207      843   51890  SH        SOLE                  51890
ALTRIA GROUP, INC.             COM              02209S103      582   28323  SH        SOLE                  28323
AMERICAN EXPRESS COMPANY       COM              025816109   276989 7353042  SH        SOLE                6708327  644715
AMERICAN NATIONAL INSURANCE CO COM              028591105    33236  339069  SH        SOLE                 314388   24681
ANHEUSER-BUSCH COS. INC.       COM              035229103      944   15200  SH        SOLE                  15200
AT&T INC                       COM              00206R102      736   21860  SH        SOLE                  21860


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
AVATAR HOLDINGS INC            COM              053494100    21699  716380  SH        SOLE                 511630  204750
BERKSHIRE HATHAWAY INC DEL     COM              084670108    22339     185  SH        SOLE                    185
BURLINGTON NORTHERN SANTA FE C COM              12189T104    51043  510996  SH        SOLE                 372839  138157
CINTAS CORP.                   COM              172908105     6935  261610  SH        SOLE                  12910  248700
COMCAST CORP - CLASS A         COM              20030N101      623   32850  SH        SOLE                  32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   110147 5871363  SH        SOLE                4377479 1493884
CON-WAY INC.                   COM              205944101    21554  456072  SH        SOLE                 422442   33630
CONOCOPHILLIPS                 COM              20825c104      944   10000  SH        SOLE                  10000
DOW CHEMICAL COMPANY           COM              260543103      763   21860  SH        SOLE                  21860
EXXON MOBIL CORPORATION        COM              30231G102      259    2942  SH        SOLE                   2942
FEDERATED INVESTORS INC (PA.)  COM              314211103    32254  937073  SH        SOLE                 845073   92000
FINISHMASTER                   COM              31787p108     1596   72560  SH        SOLE                  72560
FIRST LONG ISLAND CORP - NY    COM              320734106     1977  100088  SH        SOLE                 100088
FISHER COMPANIES INC           COM              337756209      201    5824  SH        SOLE                   5824
G & K SERVICES INC             COM              361268105     6693  219735  SH        SOLE                 126776   92959
GENERAL ELECTRIC CO            COM              369604103     2739  102615  SH        SOLE                 102615
GENUINE PARTS CO               COM              372460105      972   24495  SH        SOLE                  24495
HOME DEPOT INC                 COM              437076102   102251 4365972  SH        SOLE                3690797  675175
JEFFERIES GROUP INC. NEW       COM              472319102     4764  283225  SH        SOLE                 186385   96840
KRAFT FOODS INC-A              COM              50075n104      340   11948  SH        SOLE                  11948
LEUCADIA NATIONAL CORP         COM              527288104    31107  662691  SH        SOLE                 662691
MASCO CORP                     COM              574599106     1001   63640  SH        SOLE                  63640
MICROSOFT CORP                 COM              594918104      220    8000  SH        SOLE                   8000
NATIONAL WESTERN LIFE INS CO   COM              638522102    26820  122748  SH        SOLE                 122748
NORFOLK SOUTHERN CORP          COM              655844108    47505  758013  SH        SOLE                 619958  138055
PHILIP MORRIS INTERNATIONAL    COM              718172109     1399   28323  SH        SOLE                  28323
PNC FINANCIAL SERVICES GROUP I COM              693475105    17763  311088  SH        SOLE                 260088   51000
RAMCO GERSHENSON PROPERTIES TR COM              751452202     2285  111225  SH        SOLE                 111225
RAYONIER INC                   COM              754907103    19004  447563  SH        SOLE                 447563
SAGA COMMUNICATIONS            COM              786598102     1280  255520  SH        SOLE                 255520
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      519   39840  SH        SOLE                  39840


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

SHERWIN WILLIAMS CO            COM              824348106      358    7800  SH        SOLE                   7800
TORCHMARK CORP                 COM              891027104    59747 1018710  SH        SOLE                1018710
TRANSATLANTIC HLDGS            COM              893521104    78854 1396388  SH        SOLE                1250064  146324
UNIFIRST CORP                  COM              904708104    87765 1965176  SH        SOLE                1579870  385306
URSTADT BIDDLE PROPERTIES INC. COM              917286106      229   15000  SH        SOLE                  15000
US BANCORP DEL                 COM              902973304      198    7095  SH        SOLE                   7095
UST INC                        COM              902911106     1192   21820  SH        SOLE                  21820
VERIZON COMMUNICATIONS         COM              92343V104      404   11418  SH        SOLE                  11418
WAL-MART STORES INC            COM              931142103    73633 1310196  SH        SOLE                1159386  150810
WELLPOINT                      COM              94973v107    38578  809435  SH        SOLE                 658685  150750
WELLS FARGO & COMPANY          COM              949746101    47175 1986307  SH        SOLE                1986307
AMERICAN INT'L GROUP           COM              026874107   124610 4709375  SH        SOLE                4392725  316650
COCA COLA FEMSA                COM              191241108   190545 3379062  SH        SOLE                3207562  171500
JOHNSON & JOHNSON              COM              478160104    26815  416775  SH        SOLE                 416775
SUN-TIMES MEDIA GROUP INC-A    COM              86688Q100     1081 2206892  SH        SOLE                2206892


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